LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.52%
INVESTMENT COMPANIES–97.52%
Equity Funds–31.86%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	597,385	$36,732,015
LVIP Channing Small Cap Value Fund	273,022	3,449,086
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,768,044	41,301,979
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	921,709	12,067,939
LVIP Macquarie Mid Cap Value Fund	355,066	15,937,853
LVIP Macquarie Value Fund	1,541,646	42,248,804
LVIP SSGA Mid-Cap Index Fund	1,227,537	16,365,526
LVIP SSGA Nasdaq-100 Index Fund	139,973	1,990,702
LVIP SSGA S&P 500 Index Fund	1,955,357	58,627,467
LVIP SSGA Small-Cap Index Fund	316,834	10,613,614
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	524,240	15,922,200
		255,257,185
Fixed Income Funds–55.90%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,602,106	15,207,188
LVIP JPMorgan Core Bond Fund	17,065,298	176,677,033
LVIP JPMorgan High Yield Fund	2,293,282	23,829,491
LVIP Macquarie Bond Fund	16,229,149	197,817,099
LVIP SSGA Bond Index Fund	2,935,034	30,568,378
LVIP SSGA Short-Term Bond Index Fund	369,833	3,814,082
		447,913,271
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.30%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	292,491	$2,432,064
		2,432,064
International Equity Funds–9.46%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	965,702	8,703,874
LVIP Loomis Sayles Global Growth Fund	466,461	8,209,244
LVIP MFS International Growth Fund	812,392	17,662,207
LVIP Mondrian International Value Fund	1,091,261	20,807,078
LVIP SSGA International Index Fund	1,744,139	20,425,616
		75,808,019
Total Affiliated Investments (Cost $644,680,292)		781,410,539

UNAFFILIATED INVESTMENT–2.37%
INVESTMENT COMPANY–2.37%
Money Market Fund–2.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	18,958,652	18,958,652
Total Unaffiliated Investment (Cost $18,958,652)		18,958,652

TOTAL INVESTMENTS–99.89% (Cost $663,638,944)	800,369,191
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	904,843
NET ASSETS APPLICABLE TO 62,618,635 SHARES OUTSTANDING–100.00%	$801,274,034

✧✧Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	Australian Dollar	$276,980	$266,475	12/16/24	$10,505	$—
8	British Pound	668,700	654,481	12/16/24	14,219	—
12	Euro	1,674,975	1,663,345	12/16/24	11,630	—
8	Japanese Yen	703,050	712,456	12/16/24	—	(9,406)
					36,354	(9,406)
Equity Contracts:
2	E-mini MSCI Emerging Markets Index	117,270	109,878	12/20/24	7,392	—
14	E-mini Russell 2000 Index	1,574,440	1,544,446	12/20/24	29,994	—
35	E-mini S&P 500 Index	10,174,937	9,958,356	12/20/24	216,581	—
13	E-mini S&P MidCap 400 Index	4,093,180	3,985,964	12/20/24	107,216	—
32	Euro STOXX 50 Index	1,791,725	1,741,699	12/20/24	50,026	—
6	FTSE 100 Index	664,879	673,105	12/20/24	—	(8,226)
5	OMXS 30 Index	129,273	125,736	10/18/24	3,537	—
2	SPI 200 Index	287,118	283,559	12/19/24	3,559	—
5	TOPIX Index	921,030	894,596	12/12/24	26,434	—
					444,739	(8,226)
Total Futures Contracts					$481,093	$(17,632)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.52%@
Equity Funds-31.86%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$35,438,570	$1,859,112	$7,274,684	$2,379,463	$4,329,554	$36,732,015	597,385	$—	$—
✧✧LVIP Channing Small Cap Value Fund	3,589,176	174,751	680,751	88,908	277,002	3,449,086	273,022	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	24,132,892	16,440,836	5,142,007	443,760	5,426,498	41,301,979	2,768,044	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	11,894,608	553,727	6,690	720,368	12,067,939	921,709	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	16,359,216	851,363	3,097,595	269,836	1,555,033	15,937,853	355,066	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	4,004,922	1,706,105	6,292,952	810,149	(228,224)	—	—	—	—
✧✧LVIP Macquarie Value Fund	41,510,678	2,299,301	5,008,037	166,283	3,280,579	42,248,804	1,541,646	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	17,069,856	1,487,072	3,566,257	613,318	761,537	16,365,526	1,227,537	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,010,727	4,225	377,346	84,588	268,508	1,990,702	139,973	—	—
✧✧LVIP SSGA S&P 500 Index Fund	59,829,630	4,099,578	12,905,185	8,448,890	(845,446)	58,627,467	1,955,357	—	—
✧✧LVIP SSGA Small-Cap Index Fund	21,934,672	319,930	12,716,682	5,546,906	(4,471,212)	10,613,614	316,834	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	16,272,559	1,890,419	3,160,810	118,843	801,189	15,922,200	524,240	—	—
Fixed Income Funds-55.90%@
×,✧✧LVIP PIMCO Low Duration Bond Fund	4,456,765	20,737	4,535,815	91,335	(33,022)	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	15,450,352	990,699	1,817,709	(82,152)	665,998	15,207,188	1,602,106	—	—
✧✧LVIP JPMorgan Core Bond Fund	183,374,010	8,646,307	23,782,724	864,783	7,574,657	176,677,033	17,065,298	—	—
✧✧LVIP JPMorgan High Yield Fund	22,205,582	2,741,152	2,587,819	(128,731)	1,599,307	23,829,491	2,293,282	—	—
✧✧LVIP Macquarie Bond Fund	213,796,358	7,423,997	30,956,937	(4,588,983)	12,142,664	197,817,099	16,229,149	—	—
✧✧LVIP SSGA Bond Index Fund	31,697,008	1,690,883	4,056,812	(449,014)	1,686,313	30,568,378	2,935,034	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	5,229,959	83,976	1,689,756	7,253	182,650	3,814,082	369,833	—	—
Global Equity Fund-0.30%@
✧✧LVIP BlackRock Real Estate Fund	4,647,117	22,826	2,416,145	121,516	56,750	2,432,064	292,491	—	—
International Equity Funds-9.46%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,936,539	420,317	1,639,167	207,301	778,884	8,703,874	965,702	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	8,154,793	327,120	1,471,495	353,555	845,271	8,209,244	466,461	—	—
✧✧LVIP MFS International Growth Fund	17,305,889	835,683	2,580,725	452,737	1,648,623	17,662,207	812,392	—	—
✧✧LVIP Mondrian International Value Fund	20,636,255	545,515	3,178,117	339,061	2,464,364	20,807,078	1,091,261	—	—
✧✧LVIP SSGA International Index Fund	22,730,863	127,993	4,830,984	394,956	2,002,788	20,425,616	1,744,139	—	—
Total	$800,774,388	$66,904,505	$146,320,238	$16,561,251	$43,490,633	$781,410,539		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at September 30, 2024.
LVIP Global Conservative Allocation Managed Risk Fund–3